Filed with the U.S. Securities and Exchange Commission on March 11, 2015

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	617	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	618	[	X	]

(Check appropriate box or boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 617 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 612 on Form N-1A filed on February 27, 2015.  This PEA No. 617 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 612 to the Trust’s Registration Statement for the Trust’s series:  Becker Value Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 617 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on March 11, 2015.

Professionally Managed Portfolios

By:  /s/ Elaine E. Richards*
Elaine E. Richards
President

 Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 617 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	March 11, 2015
Dorothy A. Berry

Wallace L. Cook*	Trustee	March 11, 2015
Wallace L. Cook

Eric W. Falkeis*	Trustee	March 11, 2015
Eric W. Falkeis

Carl A. Froebel*	Trustee	March 11, 2015
Carl A. Froebel

Steven J. Paggioli*	Trustee	March 11, 2015
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	March 11, 2015
Elaine E. Richards	Executive Officer

/s/ Eric C. VanAndel	Treasurer and Principal	March 11, 2015
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		March 11, 2015
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE